Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Other Receivables [Abstract]
Schedule of other receivables
	December 31, 2017	December 31, 2016
Advances to suppliers	$339,701	$181,472
VAT recoverable (1)	3,033,065	1,662,805
Other	5,048,189	485,152
	$2,376,745	$2,287,934

(1)	The balance of advanced VAT represents input VAT available for deducting the amount of VAT paid in the future. During the years ended December 31, 2017 and 2016, the Group purchased a large amount of WiFi equipment for deployments, which generated related input VAT approved by tax authority.